Condensed Consolidated Statements of Operations and Comprehensive Loss - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Income Statement [Abstract]
Revenue	$ 2,367	$ 1,645	$ 2,844	$ 6,104	$ 10,232	$ 23,446
Cost of revenue	26,343	24,105	36,198	47,094	245,810	129,943
Gross loss	(23,976)	(22,460)	(33,354)	(40,990)	(235,578)	(106,497)
Operating expenses
Professional fees	24,180	19,506	144,021	101,797	259,547	170,071
General and administrative	400,926	260,106	622,391	533,157	1,114,061	551,584
Compensation and related costs	288,597	134,961	386,589	180,469	436,560	329,044
Stock based compensation	255,170	325,967	643,189	1,037,413	1,470,346	124,357
Other operating expenses	20,421		20,421
Total operating expenses	989,294	740,540	1,816,611	1,852,836	3,280,514	1,175,056
Loss from operations	(1,013,270)	(763,000)	(1,849,965)	(1,893,826)	(3,516,092)	(1,281,553)
Other expense (income)
Interest on promissory notes		96,493		161,243	240,760	178,043
Amortization of debt discounts and other fees		1,834		1,834	12,839	249,270
Extinguishment of debt		224,812		224,812	255,991
Forgiveness of accrued interest payable on note payable						(238,151)
Loss on share exchange agreement with related party						76,926
Other expense (income)	(14)	(7)	(1,966)	(215)	(217)	(1,606)
Total other expense	(14)	323,132	(1,966)	387,674	509,373	264,482
Loss before provision for income taxes	(1,013,256)	(1,086,132)	(1,847,999)	(2,281,500)	(4,025,465)	(1,546,035)
Provision for income taxes
Net loss	(1,013,256)	(1,086,132)	(1,847,999)	(2,281,500)	(4,025,465)	(1,546,035)
Loss attributable to non-controlling interest	(142,240)	(259,458)	(445,493)	(738,804)	(1,253,107)	(404,372)
Net loss attributable to stockholders	$ (871,016)	$ (826,674)	$ (1,402,506)	$ (1,542,696)	$ (2,772,358)	$ (1,141,663)
Basic and diluted loss per share
Net loss per share attributable to common stockholders
Weighted-average number of common shares outstanding:
Basic and diluted	3,325,443,461	2,513,196,303	3,325,443,461	2,513,196,303	2,767,248,003	1,271,251,526
Comprehensive loss:
Net loss	$ (1,013,256)	$ (1,086,132)	$ (1,847,999)	$ (2,281,500)	$ (4,025,465)	$ (1,546,035)
Foreign currency translation adjustment	249,649	55,071	306,464	18,704	56,815	(134,914)
Comprehensive loss	(763,607)	(1,031,061)	(1,541,535)	(2,262,796)	(3,968,650)	(1,680,949)
Comprehensive loss attributable to noncontrolling interests	107,924	(302,335)	(200,817)	(754,803)	(1,258,595)	(345,130)
Comprehensive loss attributable to stockholders	$ (871,531)	$ (728,726)	$ (1,340,718)	$ (1,507,993)	$ (2,710,055)	$ (1,335,819)